Contract Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Contract Liabilities [Abstract]
Contract liabilities

Note 11 — Contract liabilities

Contract liabilities consist of customer deposits, which is recorded on the consolidated balance sheets when the Company has received consideration, or has the right to receive consideration, in advance of transferring the performance obligations under the contract to the customer.

The following table presents the Company’s contract liabilities balances and changes therein:

	September 30, 2024	June 30, 2024
		(Audited)
Balance as of the beginning of the period	$649,450	$27
Add: net increase in current period contract liabilities	143,600	649,450
Less: revenue recognized from beginning contract liabilities	(649,450)	(27)
Total contract liabilities as the end of the period	$143,600	$649,450

Note 10 — Contract liabilities

Contract liabilities consist of customer deposits, which is recorded on the consolidated balance sheets when the Company has received consideration, or has the right to receive consideration, in advance of transferring the performance obligations under the contract to the customer.

The following table presents the Company’s contract liabilities balances and changes therein:

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Balance as of the beginning of the period	$27	$609,229
Add: net increase in current period contract liabilities	649,450	27
Less: revenue recognized from beginning contract liabilities	27	609,229
Total contract liabilities as the end of the period	$649,450	$27